Summary of Operating and General and Administrative Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Wages, salaries and benefits	$ 870,179	$ 846,216
Purchased materials, supplies and services	463,512	445,927
Share-based compensation	47,416	34,593
Operating and general and administrative expenses	1,381,107	1,326,736
Allocated to:
Operating expense	1,248,686	1,204,548
General and administrative	132,421	122,188
Operating and general and administrative expenses	$ 1,381,107	$ 1,326,736